Income taxes - Balance Sheet Presentation (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Income Tax Disclosure [Line Items]
Deferred tax asset		$ 12,426	$ 6,824
Deferred tax liability		(43,226)	(51,792)	$ (42,582)
Net deferred tax liability		$ (30,800)	$ (44,968)
US federal corporate income tax rate		19.00%	19.30%
U.S.
Income Tax Disclosure [Line Items]
US federal corporate income tax rate	35.00%	21.00%	21.00%